Quarterly Report
January 31, 2024
MFS®  Global Equity Fund
LGE-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	260,462	$52,681,044
MTU Aero Engines Holding AG	50,716	11,712,637
Rolls-Royce Holdings PLC (a)	5,209,033	19,797,185
		$84,190,866
Airlines – 0.9%
Aena SME S.A.	134,000	$23,717,093
Alcoholic Beverages – 5.6%
Carlsberg Group	111,633	$14,358,006
Diageo PLC	1,423,964	51,215,427
Heineken N.V.	432,441	43,522,630
Pernod Ricard S.A.	212,283	34,938,056
		$144,034,119
Apparel Manufacturers – 4.5%
Burberry Group PLC	952,623	$15,790,950
Compagnie Financiere Richemont S.A.	312,610	46,731,201
LVMH Moet Hennessy Louis Vuitton SE	66,050	54,933,822
		$117,455,973
Automotive – 0.6%
Aptiv PLC (a)	173,570	$14,116,448
Broadcasting – 1.9%
Omnicom Group, Inc.	81,302	$7,348,075
Walt Disney Co.	300,156	28,829,984
WPP Group PLC	1,437,828	13,942,633
		$50,120,692
Brokerage & Asset Managers – 3.3%
Charles Schwab Corp.	832,069	$52,353,781
Deutsche Boerse AG	70,815	14,138,875
London Stock Exchange Group PLC	173,936	19,686,230
		$86,178,886
Business Services – 10.3%
Accenture PLC, “A”	187,368	$68,179,468
Adecco S.A.	159,681	6,917,529
Brenntag AG	147,152	13,081,575
Cognizant Technology Solutions Corp., “A”	357,419	27,564,153
Compass Group PLC	552,360	15,246,127
Equifax, Inc.	67,307	16,445,792
Experian PLC	675,494	28,161,916
Fidelity National Information Services, Inc.	334,146	20,803,930
Fiserv, Inc. (a)	191,283	27,137,319
Intertek Group PLC	289,631	16,432,159
PayPal Holdings, Inc. (a)	117,878	7,231,815
TransUnion	280,629	19,416,721
		$266,618,504
Cable TV – 2.5%
Comcast Corp., “A”	1,387,873	$64,591,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.7%
3M Co.	190,880	$18,009,528
PPG Industries, Inc.	187,550	26,452,052
		$44,461,580
Computer Software – 3.1%
Check Point Software Technologies Ltd. (a)	208,902	$33,200,795
Oracle Corp.	426,973	47,692,884
		$80,893,679
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	501,956	$27,218,427
Construction – 0.6%
Otis Worldwide Corp.	168,486	$14,900,902
Consumer Products – 3.5%
Essity AB	1,190,320	$27,988,960
International Flavors & Fragrances, Inc.	394,641	31,839,636
Reckitt Benckiser Group PLC	421,603	30,444,878
		$90,273,474
Electrical Equipment – 5.0%
Amphenol Corp., “A”	213,417	$21,576,459
Legrand S.A.	330,916	32,178,124
Schneider Electric SE	387,422	76,356,076
		$130,110,659
Electronics – 1.1%
Hoya Corp.	105,500	$13,382,351
Microchip Technology, Inc.	176,214	15,009,909
		$28,392,260
Food & Beverages – 2.4%
Danone S.A.	179,617	$11,984,481
Nestle S.A.	441,345	50,321,538
		$62,306,019
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	82,080	$19,677,038
Whitbread PLC	276,046	12,526,508
		$32,203,546
Insurance – 3.2%
Aon PLC	105,319	$31,430,349
Willis Towers Watson PLC	212,288	52,286,535
		$83,716,884
Internet – 2.7%
Alphabet, Inc., “A” (a)	385,806	$54,051,420
eBay, Inc.	380,552	15,629,271
		$69,680,691
Machinery & Tools – 1.3%
Carrier Global Corp.	144,157	$7,886,829
Kubota Corp.	1,643,800	24,959,417
		$32,846,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.5%
Erste Group Bank AG	363,461	$15,731,332
Goldman Sachs Group, Inc.	126,126	48,433,645
UBS Group AG	1,715,910	51,248,534
		$115,413,511
Medical Equipment – 13.9%
Abbott Laboratories	306,569	$34,688,282
Becton, Dickinson and Co.	83,106	19,846,544
Boston Scientific Corp. (a)	703,147	44,481,079
Cooper Cos., Inc.	63,587	23,719,858
EssilorLuxottica	54,716	10,757,557
Medtronic PLC	735,439	64,380,330
Olympus Corp.	1,916,700	28,397,099
Sonova Holding AG	48,847	15,587,894
Stryker Corp.	57,864	19,412,215
Thermo Fisher Scientific, Inc.	117,855	63,521,488
Waters Corp. (a)	109,532	34,799,412
		$359,591,758
Other Banks & Diversified Financials – 5.3%
American Express Co.	190,000	$38,140,600
Grupo Financiero Banorte S.A. de C.V.	878,950	8,939,894
Julius Baer Group Ltd.	169,656	9,265,221
Visa, Inc., “A”	295,077	80,632,741
		$136,978,456
Pharmaceuticals – 3.8%
Merck KGaA	251,037	$41,345,463
Roche Holding AG	196,356	56,102,384
		$97,447,847
Railroad & Shipping – 4.8%
Canadian National Railway Co.	332,268	$41,214,523
Canadian Pacific Kansas City Ltd.	618,016	49,731,747
Union Pacific Corp.	135,599	33,076,664
		$124,022,934
Specialty Chemicals – 4.4%
Air Liquide S.A.	134,788	$25,264,505
Akzo Nobel N.V.	290,446	22,229,527
Linde PLC	166,872	67,554,792
		$115,048,824
Specialty Stores – 0.4%
Hermes International	5,417	$11,434,714
Telecommunications - Wireless – 1.7%
Cellnex Telecom S.A.	480,241	$18,491,960
Liberty Broadband Corp. (a)	332,932	26,118,516
		$44,610,476
Trucking – 0.7%
United Parcel Service, Inc., “B”	133,955	$19,008,215
Total Common Stocks		$2,571,585,293

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.4% (v)	17,370,101	$17,371,838

Other Assets, Less Liabilities – 0.0%		314,029
Net Assets – 100.0%		$2,589,271,160
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,371,838 and $2,571,585,293, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,380,957,333	$—	$—	$1,380,957,333
France	11,984,481	245,862,854	—	257,847,335
Switzerland	46,731,201	189,443,100	—	236,174,301
United Kingdom	31,037,077	192,206,936	—	223,244,013
Canada	90,946,270	—	—	90,946,270
Germany	80,278,550	—	—	80,278,550
Japan	—	66,738,867	—	66,738,867
Netherlands	—	65,752,157	—	65,752,157
Spain	—	42,209,053	—	42,209,053
Other Countries	85,860,981	41,576,433	—	127,437,414
Mutual Funds	17,371,838	—	—	17,371,838
Total	$1,745,167,731	$843,789,400	$—	$2,588,957,131
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,972,726	$134,028,745	$125,626,227	$(3,078)	$(328)	$17,371,838
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$154,095	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2024, are as follows:
United States	54.0%
France	10.0%
Switzerland	9.1%
United Kingdom	8.6%
Canada	3.5%
Germany	3.1%
Japan	2.6%
Netherlands	2.5%
Spain	1.6%
Other Countries	5.0%